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Aberdeen High Yield Managed Duration Municipal Fund
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Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen High Yield Managed Duration Municipal Fund
(the "Fund")

Supplement dated December 21, 2018 to the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information, each dated May 7, 2018, as supplemented to date (the "Prospectus")

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen High Yield Managed Duration Municipal Fund
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On December 12, 2018, the Board of Trustees of Aberdeen Funds (the "Trust") approved a change in the name of the Fund to the Aberdeen Short Duration High Yield Municipal Fund and approved a change in the principal investment strategies of the Fund, such changes to take effect on or about February 28, 2019 (the "Effective Date").

Pursuant to the Fund's revised principal investment strategies, under normal market circumstances, the Fund will maintain an investment portfolio with a weighted average effective duration of less than 4.5 years. The current weighted average effective duration of the Fund's portfolio is within this range. As a result, the Fund's portfolio management team does not currently anticipate any significant portfolio rebalancing in connection with the revised duration policy.

Under the Fund's revised principal investment strategies, the Fund's investment adviser expects to increase or decrease the portfolio's effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.

Shareholders will receive an updated summary prospectus for the Aberdeen Short Duration High Yield Municipal Fund following the Effective Date.

Please retain this Supplement for future reference.